Operating segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gross operating revenue	R$ 23,493,711		R$ 20,680,945		R$ 18,874,396
Gross sales deductions	(1,437,991)		(1,189,884)		(1,076,855)
Net operating revenue	22,055,720		19,491,061		17,797,541
Costs, selling and administrative expenses	(17,443,434)		(15,393,720)		(13,426,960)
Income from operations before other operating expenses, net and equity accounting	4,612,286		4,097,341		4,370,581
Other operating income/(expenses), net	8,327		(21,841)		107,656
Equity accounting	24,551		22,079		14,136
Financial result, net	(372,414)		(927,423)		(3,166,371)
Income from operations before taxes	4,272,750		3,170,156		1,326,002
Depreciation and amortization	(2,450,849)		(2,253,322)		(2,037,112)
Sanitations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	18,629,959	[1]	16,304,206	[1]	15,157,780	[2]
Gross sales deductions	(1,437,991)	[1]	(1,189,884)	[1]	(1,076,855)	[2]
Net operating revenue	17,191,968	[1]	15,114,322	[1]	14,080,925	[2]
Costs, selling and administrative expenses	(12,689,051)	[1]	(11,115,383)	[1]	(9,796,821)	[2]
Income from operations before other operating expenses, net and equity accounting	4,502,917	[1]	3,998,939	[1]	4,284,104	[2]
Depreciation and amortization	(2,450,849)	[1]	(2,253,322)	[1]	(2,037,112)	[2]
Reconciliations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	4,863,752	[3]	4,376,739	[3]	3,716,616	[4]
Gross sales deductions		[3]		[3]		[4]
Net operating revenue	4,863,752	[3]	4,376,739	[3]	3,716,616	[4]
Costs, selling and administrative expenses	(4,754,383)	[3]	(4,278,337)	[3]	(3,630,139)	[4]
Income from operations before other operating expenses, net and equity accounting	R$ 109,369	[3]	R$ 98,402	[3]	R$ 86,477	[4]

[1]	See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;
[2]	See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;
[3]	Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (b).
[4]	Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (b).